CERTAMIL

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05069259

1-31670

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

October 26, 2005

OCT 26 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 26, 2005 the American Stock Exchange (the "Exchange") received from the PowerShares Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil Services Portfolio, PowerShares Dynamic Utilities Portfolio and PowerShares Aerospace & Defense Portfolio

Shares of beneficial interest, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
OCT 27 2005
THOMSON
FINANCIAL

cc: Herbert Scholl